OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and related accruals	$ 626	$ 442
Consultants and board of directors members	314	298
Accrual for OCS royalties payment	120
Accrued expenses	663	148
Other	5	53
Other accounts payable and accrued expenses	$ 1,728	$ 941